OTHER LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Deferred revenues on prepaid credit	$ 26,546	$ 21,131
Deferred revenues on connection fees and international capacity leases	5,446	4,579
Debt for acquisition of Subsidiaries	784	1,506
Related parties (Note 27.b)	3,672	6,263
Funds to be paid to customers	10,657	19,173
Other	2,168	1,691
Other current liabilities	49,273	54,343
Non-current
Deferred revenues on connection fees and international capacity leases	4,111	4,053
Pension benefits	10,447	5,973	$ 7,273
Related parties (Note 27.b)	3,361	10,978
Debt for acquisition of Subsidiaries	733	2,725
Other	44	301
Other non-current liabilities	18,696	24,030
Total Other Liabilities	$ 67,969	$ 78,373